Other Income, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Nonoperating Income (Expense) [Abstract]
Capital gain		$ 855
Other	120	82	78
Other income, net	$ 120	$ 937	$ 78